INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	$ 2,530	$ 2,143	$ 1,362
Cash used by investing activities	(4,609)	(11,372)	(5,564)
Cash from financing activities	2,126	9,542	4,418
Change during the year	47	313	216
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	2,603	1,688	1,806
Cash used by investing activities	(2,785)	(4,935)	4,571
Cash from financing activities	978	3,665	(6,374)
Change during the year	796	418	3
Other Ownership Interests	681	422	(10)
Partnership's Share	115	(4)	13
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	184	108	380
Cash used by investing activities	(697)	(1,109)	6,189
Cash from financing activities	285	1,548	(6,716)
Change during the year	(228)	547	(147)
Other Ownership Interests	(199)	471	(106)
Partnership's Share	(29)	76	(41)
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	1,189	692	776
Cash used by investing activities	(1,039)	(852)	(1,018)
Cash from financing activities	826	11	369
Change during the year	976	(149)	127
Other Ownership Interests	843	(76)	77
Partnership's Share	133	(73)	50
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	378	357	320
Cash used by investing activities	(314)	(267)	(288)
Cash from financing activities	(56)	(95)	(46)
Change during the year	8	(5)	(14)
Other Ownership Interests	3	(3)	(10)
Partnership's Share	5	(2)	(4)
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	852	531	323
Cash used by investing activities	(735)	(2,707)	(305)
Cash from financing activities	(77)	2,201	19
Change during the year	40	25	37
Other Ownership Interests	34	30	29
Partnership's Share	6	(5)	8
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	0	0	7
Cash used by investing activities	0	0	(7)
Cash from financing activities	0	0	0
Change during the year	0	0	0
Other Ownership Interests	0	0	0
Partnership's Share	$ 0	$ 0	$ 0